Ameritas Life Insurance Corp.
                               ("Ameritas Life")

                      Ameritas Variable Separate Account V
                              ("Separate Account")

                                 Supplement to:
                                     UniVar
                          Prospectus Dated May 1, 2007

                          Supplement Dated May 1, 2011


1. Subaccount underlying portfolios available as variable investment options for your Policy are:

-------------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                                INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                 Portfolio Type / Summary of Investment Objective
-------------------------------------------------------------- ----------------------------------------------------------
                                                                         Calvert Investment Management, Inc.
               Calvert Variable Series, Inc.*                       (Named Calvert Asset Management Company, Inc.
                                                                                  prior to 4/30/11)
-------------------------------------------------------------- ----------------------------------------------------------
Calvert VP Money Market Portfolio - No Subadviser              Money market: current income.
-------------------------------------------------------------- ----------------------------------------------------------
           Fidelity(R) Variable Insurance Products                       Fidelity Management & Research Company
-------------------------------------------------------------- ----------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class 1,2,3   Index:  S&P 500 Index.
-------------------------------------------------------------- ----------------------------------------------------------
Fidelity(R) VIP Growth Portfolio, Initial Class 1,2,3          Capital Appreciation.
-------------------------------------------------------------- ----------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class 1,2       Income and growth.
-------------------------------------------------------------- ----------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Initial Class 1,2,3        Long-term growth.
-------------------------------------------------------------------------------------------------------------------------
Subadvisers: (1) Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International
Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited; and (3) Fidelity Management &
                                                  Research (U.K.) Inc.
-------------------------------------------------------------------------------------------------------------------------
* These funds are part of and their investment adviser is an indirect subsidiary of the UNIFI (R) Mutual Holding Company
(UNIFI (R)), the ultimate parent of Ameritas Life.  Also, Calvert Investment Distributors, Inc. (named Calvert
Distributors, Inc. prior to 4/30/11), an indirect subsidiary of UNIFI (R), is the underwriter for these funds.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2010.


All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.

    If you do not have a current prospectus, please contact Ameritas Life at
                                1-800-745-1112.